Consolidated Statement of Stockholders’ Equity - USD ($)	Total	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Jul. 21, 2016	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 21, 2016		0	0
Issuance of common stock of Subsidiary for cash	2,952	$ 125,171	$ 0	(122,219)	0
Issuance of common stock of Subsidiary for cash (in shares)		12,517,152	0
Reverse recapitalization for net assets of Parent	977,426	$ 95,304	$ 3,125	878,997	0
Reverse recapitalization for net assets of Parent (in shares)		9,530,379	2,976
Conversion of notes payable to Parent	735,099	$ 0	$ 0	735,099	0
Stock based compensation -stock to be issued	6,250	$ 0	$ 6,250	0	0
Stock based compensation -stock to be issued (in shares)		0	5,953
Stock based compensation	1,238,893	$ 0	$ 0	1,238,893	0
Comprehensive loss
Net loss	(2,187,758)	0	0	0	(2,187,758)
Other comprehensive loss	0	0	0	0	0
Comprehensive loss	(2,187,758)	0	0	0	(2,187,758)
Balance at Dec. 31, 2016	772,862	$ 220,475	$ 9,375	2,730,770	(2,187,758)
Balance (in shares) at Dec. 31, 2016		22,047,531	8,929
Issuance of common stock of Subsidiary for cash	0	$ 89	$ (9,375)	9,286
Issuance of common stock of Subsidiary for cash (in shares)		8,930	(8,929)
Private placement common stock to be issued, net of issuance costs	3,120,644		$ 3,120,644	0
Private placement common stock to be issued, net of issuance costs (in shares)			3,515,000
Stock based compensation	498,305			498,305
Comprehensive loss
Net loss	(1,004,828)				(1,004,828)
Balance at Mar. 31, 2017	$ 3,386,983	$ 220,564	$ 3,120,644	$ 3,238,361	$ (3,192,586)
Balance (in shares) at Mar. 31, 2017		22,056,461	3,515,000